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                           UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                            Form 13F
                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: December 31, 2008
                                                --------------------
 Check here if Amendment [ ]; Amendment Number:
                                                --------------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:

 Name:     CAPE ANN SAVINGS BANK
          ---------------------------------------------
 Address:  109 MAIN ST.
          ---------------------------------------------
           GLOUCESTER, MA 01930
          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     E. GAIL RAMOS
          ---------------------------------------------
 Title:    VICE PRESIDENT/SENIOR TRUST OFFICER
          ---------------------------------------------
 Phone:    978-283-7079
          ---------------------------------------------
 Signature, Place, and Date of Signing:

  /s/ E. Gail Ramos       Gloucester, MA                2/05/09
 ------------------------ ----------------------------- -----------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:

 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name
     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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Schedule 13F Worksheet

                                                                As of 12/31/2008

Displayed is a list of the assets whose holdings are either over $200,000 in market value or over 10,000 units. Units Held Today Asset Types listed include 010, 020, 030, 035, 080.

Included in the totals are only those accounts whose Investment Powers are "Full" or "Partial".

                                                                          Voting Authority
              Market                                Investment -----------------------------------
               Value                      Units       Powers          Full        Partial   None
------------------------------------ -------------- ---------- ----------------- -------- --------
AT&T INC.                            $ 1,552,960.55  55,846.00   FULL  53,342.00     0.00 2,504.00
AT&T INC.                            $   273,576.95   9,691.00 PARTIAL  8,585.00 1,106.00     0.00
ABBOTT LABS                          $ 1,366,956.24  26,094.00   FULL  25,029.00     0.00 1,065.00
ABBOTT LABS                          $   348,463.80   6,555.00 PARTIAL  6,555.00     0.00     0.00
AIR PRODS & CHEMS INC                $   200,408.50   4,075.00   FULL   4,075.00     0.00     0.00
APPLE COMPUTER INC                   $   298,649.69   3,821.00   FULL   3,621.00     0.00   200.00
AUTOMATIC DATA PROCESSING INC        $   549,033.03  15,181.00   FULL  14,156.00     0.00 1,025.00
BB&T CORP                            $   248,710.00  11,390.00   FULL  10,800.00     0.00   590.00
B P  P L C SPONS A D R               $   512,771.62  11,191.00   FULL  10,991.00     0.00   200.00
CHEVRON CORPORATION                  $   646,551.18   9,061.00   FULL   7,987.00     0.00 1,074.00
CISCO SYS INC                        $   476,220.66  30,522.00   FULL  29,322.00     0.00 1,200.00
CISCO SYS INC                        $   206,624.13  12,731.00 PARTIAL 11,921.00   810.00     0.00
DANAHER CORP                         $   447,215.62   8,042.00   FULL   7,292.00     0.00   750.00
DOMINION RESOURCES INC               $   523,200.73  14,851.00   FULL  13,191.00     0.00 1,660.00
E M C CORP MASS                      $   122,616.00  15,990.00   FULL  14,490.00     0.00 1,500.00
ECOLAB INC                           $   329,188.50   9,575.00   FULL   9,575.00     0.00     0.00
EMERSON ELEC CO                      $   374,828.58  10,438.00   FULL  10,338.00     0.00   100.00
EXXON MOBIL CORP                     $ 2,724,243.75  34,754.00   FULL  33,427.00     0.00 1,327.00
EXXON MOBIL CORP                     $ 1,246,911.71  15,866.03 PARTIAL 12,810.03 2,656.00   400.00
F P L GROUP INC                      $   394,989.84   7,848.00   FULL   7,144.00     0.00   704.00
GENERAL ELEC CO                      $   994,049.72  64,420.00   FULL  60,978.00     0.00 3,442.00
GENERAL ELEC CO                      $   460,330.36  29,098.00 PARTIAL 28,078.00   920.00   100.00
INTERNATIONAL BUSINESS MACHINES CORP $   213,637.35   2,557.00   FULL   2,557.00     0.00     0.00
J P MORGAN CHASE & CO                $   597,159.57  19,357.00   FULL  18,007.00     0.00 1,350.00
JACOBS ENGR GROUP INC                $   316,583.76   6,782.00   FULL   6,632.00     0.00   150.00
JOHNSON & JOHNSON                    $   767,789.92  13,311.00   FULL  11,000.00     0.00 2,311.00
KELLOGG CO                           $   394,108.75   9,125.00   FULL   8,475.00     0.00   650.00
LOWES COS INC                        $   352,390.00  16,825.00   FULL  16,185.00     0.00   640.00
MC DONALDS CORP                      $   458,666.46   8,149.00   FULL   7,999.00     0.00   150.00
MICROSOFT CORP                       $   838,911.18  43,377.00   FULL  41,243.00     0.00 2,134.00
NIKE INC                             $   751,064.35  15,115.00   FULL  14,265.00     0.00   850.00
PAYCHEX INC COM                      $   235,411.12   9,128.00 PARTIAL  9,128.00     0.00     0.00
PEPSICO INC                          $ 1,141,119.84  21,198.00   FULL  20,073.00     0.00 1,125.00
PEPSICO INC                          $   261,997.12   4,774.00 PARTIAL  4,774.00     0.00     0.00
PROCTER & GAMBLE CO                  $ 1,181,235.68  19,566.50   FULL  19,116.50     0.00   450.00
ROCKPORT NATL BANCORP INC            $   905,760.00  17,760.00   FULL  14,300.00     0.00 3,460.00
SCHERING PLOUGH CORP                 $   203,133.84  11,921.00 PARTIAL 11,921.00     0.00     0.00
SELECT SECTOR SPDR-FINANCIAL         $   261,110.38  23,846.00   FULL  23,526.00     0.00   320.00
TEVA PHARMACEUTICAL INDS LTD ADR     $   641,471.38  15,826.00   FULL  14,876.00     0.00   950.00
TEVA PHARMACEUTICAL INDS LTD ADR     $   202,771.69   4,813.00 PARTIAL  4,813.00     0.00     0.00
3M CO                                $   288,422.65   5,045.00   FULL   4,695.00     0.00   350.00
3M CO                                $   225,993.01   3,953.00 PARTIAL  3,553.00   200.00   200.00
UNITED TECHNOLOGIES CORP             $   220,752.48   4,162.00   FULL   4,162.00     0.00     0.00
VARIAN SEMICONDUCTOR EQUIPMENT       $   229,308.60  12,655.00   FULL  12,655.00     0.00     0.00
VERIZON COMMUNICATIONS INC           $   798,948.92  24,043.00   FULL  23,379.00     0.00   664.00
VERIZON COMMUNICATIONS INC           $   273,094.14   8,218.30 PARTIAL  7,068.30   906.00   244.00
WACHOVIA CORP 2ND NEW                $        23.11  21,006.00   FULL  21,006.00     0.00     0.00
WAL MART STORES INC                  $   320,611.20   6,099.00   FULL   6,099.00     0.00     0.00
WELLS FARGO & CO                     $   420,480.00  14,600.00   FULL  14,040.00     0.00   560.00
WYETH                                $   343,045.41   9,249.00   FULL   9,199.00     0.00    50.00
ACCENTURE LTD                        $   571,578.75  17,625.00   FULL  16,725.00     0.00   900.00
TRAVEL CENTERS OF AMERICA            $        12.90  30,000.00   FULL  30,000.00     0.00     0.00
Grand Total                          $27,715,094.72 827,125.84